Consolidated Statements of Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Arisz Acquisition Corp. | Common Stock Subject To Possible Redemption
Ordinary shares – diluted	$ 0.36	$ 0.58
Ordinary shares – diluted	5,432,532	5,893,151
Arisz Acquisition Corp. | Non-redeemable Common Stock
Ordinary shares – diluted	$ (0.36)	$ (1.89)
Ordinary shares – diluted	2,001,389	1,961,132